Benefit Plans Benefit Plans Post Retirement Medical Plan Benefit Obligation and Plan Assets (Details) (Postretirement Medical Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Postretirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at the beginning of year	$ 5,414	$ 4,505	$ 0
Acquisition of HIE	0	4,385
Service cost	260	69
Interest cost	194	52
Plan amendments	48	0
Actuarial loss (gain)	407	(1)
Projected benefit obligation at end of year	$ 5,414	$ 4,505	$ 0